COMMITMENTS AND CONTINGENT LIABILITIES (Summary Of Cumulative product Claims Activity) (Details) - New Silicosis Claim [Member]		12 Months Ended
		Dec. 31, 2017 claims Persons		Dec. 31, 2016 claims Persons		Dec. 31, 2015 claims Persons
Loss Contingency Pending Claims Numer Roll Forward
Outstanding claims, January 1		87	[1]	70	[1]	56
New claims	[2]	34		31		16
Settled and dismissed claims		(16)		(14)		(2)
Outstanding claims, December 31	[1]	105		87		70
Number of injured persons from claims made during period | Persons		19		30		16

[1]	Not including the pre-litigation notice received by Company's subsidiary in Australia and a legal proceedings in Spain which are in preliminary stages and as of December 31, 2017, the Company cannot estimate loss probability associated with such proceedings.
[2]	Representing 19, 30 and 16 injured persons in 2017, 2016 and 2015, respectively.